Property, plant and equipment - Capital commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 86,600	$ 185,922
VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	86,600	185,922
FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2018
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	86,600	185,922
2018 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2018 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	86,600	185,922
2018 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2019
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2019 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2019 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2019 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2020
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2020 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2020 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
2020 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 0	$ 0